INCOME TAXES - RATE RECONCILIATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX RATE RECONCILIATION
Earnings before income taxes and discontinued operation	$ 3,570	$ 569	$ 2,451
Canadian federal statutory income tax rate	15.00%	15.00%	15.00%
Expected federal taxes at statutory rate	$ 536	$ 85	$ 368
Increase/(decrease) resulting from:
Provincial and state income taxes	(24)	133	34
Foreign and other statutory rate differentials	94	(601)	(56)
Impact of United States tax reform	(2)	(2,045)	0
Effects of rate-regulated accounting	(163)	(189)	(116)
Foreign allowable interest deductions	(134)	(124)	(107)
Part VI.1 tax, net of federal Part I deduction	76	68	56
Goodwill write-down	192	15	0
Intercompany sale of investment	0	0	6
United States BEAT tax	43	0	0
Non-taxable portion of gain on sale of investment to unrelated party	31	0	(61)
Valuation allowance	(172)	(17)	22
Effective Income Tax Rate Reconciliation, Intercorporate Investments, Amount	(149)	77	0
Noncontrolling interests	(47)	(80)	(15)
Other	(44)	(19)	11
Income taxes on earnings before discontinued operations	$ 237	$ (2,697)	$ 142
Effective income tax rate (as a percent)	6.60%	(474.00%)	5.80%